Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 12 – COMMITMENTS AND CONTINGENCIES

     The Bank may become party to litigation and claims arising in the normal course of business. As of December 31, 2011, there was no litigation pending other than foreclosure or similar collection actions initiated by the Bank.

     The Bank entered into a five-year contract with a data, item, and ATM processing service in 2010. Minimum monthly costs for these services are currently approximately $20,000. Volume-related costs may increase as volume increases.

     The Company has signed change of control agreements with three of its executive officers. These agreements provide for various payments to the executives in the event of a change in control of the Company.

     From time to time the Bank may guarantee merchant credit card accounts on behalf of certain customers. At December 31, 2011 the total amount guaranteed by the Bank related to credit card accounts was immaterial.

Refer to Note 16 concerning financial instruments with off balance sheet risk.